Land Use Rights, Net	12 Months Ended
Dec. 31, 2025
Land and Land Improvements [Abstract]
Land Use Rights, Net
11. Land Use Rights, Net

Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2024	2025
Land use rights	2,918,023	3,465,944
Less: Accumulated amortization	(173,599)	(249,418)

Total land use rights, net	2,744,424	3,216,526

Additions to land use rights of
RMB
90,341
, RMB
4,925
and RMB
547,921

for the years ended December 31, 2023, 2024 and 2025, respectively, are for the construction of manufacturing facilities and buildings supporting the Group’s vehicle production and daily operations.
The Group recorded amortization expenses for land use rights of RMB48,828, RMB49,868 and RMB75,819 for the years ended December 31, 2023, 2024 and 2025, respectively.